Shareholder Report, Holdings (Details) - BNY Mellon Research Growth Fund, Inc.	Aug. 31, 2024
Class A | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class A | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Class C | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class C | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class C | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Class I | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class I | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class I | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Class Y | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Y | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Y | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Y | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Y | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Y | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Y | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Y | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Y | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Y | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Class Z | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Z | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Z | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Z | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Z | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | Shopify, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Z | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Class Z | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Z | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class Z | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Z | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Z | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class Z | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.40%